Taxation - Reconciliations of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Reconciliations of the income tax expenses
(Loss)/Income before income tax	¥ 9,315,624	$ 1,276,236	¥ 10,451,763	¥ (2,159,355)
Income tax (benefit)/expense computed at PRC statutory income tax rate of 25%	2,328,906		2,612,941	(539,839)
Tax effect of taxexempt entity and preferential tax rate	(797,326)		(1,613,371)	(321,507)
Tax effect of Super R&D Deduction and others	(954,781)		(1,055,404)	(648,317)
Non-deductible expenses	611,424		512,572	566,597
Change in valuation allowance	82,151		(1,814,100)	816,059
Income tax (benefit)/expense	¥ 1,270,374	$ 174,041	¥ (1,357,362)	¥ (127,007)
PRC statutory tax rate (in percent)	25.00%	25.00%